Pensions and Other Post-employment Benefits - Defined Contribution Pension Plan - Net Earnings and OCI (Details) - CAD CAD in Millions		12 Months Ended
	Jul. 27, 2017	Dec. 31, 2017	Dec. 31, 2016
DB Pension Plan
Disclosure of defined benefit plans [line items]
Current service cost		CAD 1	CAD 1
Past service cost		1	0
Interest cost		0	0
Settlements	CAD (8)	8	0
Benefit cost		10	1
Actuarial (gain) loss – experience	CAD (3)	3	(1)
Actuarial loss – financial assumptions		5	6
Return on plan assets greater than discount rate		(4)	(5)
Remeasurement effects recognized in OCI		4	0
OPEB Plans
Disclosure of defined benefit plans [line items]
Current service cost		15	13
Past service cost		0	0
Interest cost		8	7
Settlements		0	0
Benefit cost		23	20
Actuarial (gain) loss – experience		0	(1)
Actuarial loss – financial assumptions		12	17
Return on plan assets greater than discount rate		0	0
Remeasurement effects recognized in OCI		CAD 12	CAD 16